UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05597
Morgan Stanley Municipal Income Opportunities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: May 31, 2009
Date of reporting period: February 28, 2009
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Municipal Income Opportunities Trust
Portfolio of Investments February 28, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Tax-Exempt Municipal Bonds (103.3%)
	Alabama (1.1%)
1,000	Colbert County — Northwest Health Care Authority, Helen Keller Hospital Ser 2003	5.75%	06/01/27	$791,800
400	Cullman Medical Park South, Medical ClinicBoard of the City Ser 1993 A	6.50	02/15/23	357,308

				1,149,108

	Arizona (1.6%)
800	Pima County Industrial Development Authority, Water & Wastewater Ser 2007 (AMT)	6.55	12/01/37	548,416
1,225	Pima County Industrial Development Authority, Constellation Schools Ser 2008	7.00	01/01/38	911,045
400	Pinal County Electrical District # 4 Ser 2008	6.00	12/01/38	318,440

				1,777,901

	California (5.0%)
1,875	California County Tobacco Securitization Agency, Gold County Settlement Funding Corp Ser 2006	0.00	06/01/33	161,719
335	California Municipal Finance Authority Educational Facility, Ser 2008	5.875	07/01/28	238,282
1,000	California Statewide Communities Development Authority, California Baptist University Ser 2007 A	5.50	11/01/38	587,640
400	California Statewide Communities Development Authority, Thomas Jefferson School Ser 2008 A	7.25	10/01/38	297,388
995	Daly City Housing Development Finance Agency, Franciscan Mobile Home Park Third Tier Refg Ser 2007 C	6.50	12/15/47	684,480
4,000	Golden State Tobacco Securitization Corporation, Asset Backed Ser 2007 A-1	5.125	06/01/47	2,156,240
800	Quechan Indian Tribe FT Yuma Indian Reservation Ser 2008	7.00	12/01/27	604,712
1,000	Santa Ana Unified School District Community Facilities, District #2004-1, Central Park Ser 2005	5.10	09/01/35	636,310
13,000	Silicon Valley Tobacco Securitization Authority, Santa Clara Tobacco Securitization Corp Ser 2007 C	0.00	06/01/56	70,460

				5,437,231

	Colorado (4.3%)
1,000	Colorado Health Facilities Authority, Christian Living Communities Ser 2006 A	5.75	01/01/37	643,350
500	Colorado Health Facilities Authority, Christian Living Communities Ser 2009 A	9.00	01/01/34	501,350
295	Colorado Housing & Finance Authority, 1998 Ser B-3	6.35	11/01/29	302,847
1,000	Copperleaf Metropolitan District #2 Ser 2006	5.95	12/01/36	548,980
2,000	Elk Valley Public Improvement Corporation Ser 2001 A	7.35	09/01/31	1,579,800
2,000	Northwest Metropolitan District #3 Ser 2005	6.25	12/01/35	1,038,940

				4,615,267

	Connecticut (1.5%)
2,000	Georgetown Special Taxing District Ser 2006 A (b)	5.125	10/01/36	1,018,960
1,000	Mashantucket (Western) Pequot Tribe, Special Ser 1997 B (b)	5.75	09/01/27	560,890

				1,579,850

	District of Columbia (0.2%)
260	Metropolitan Washington Airports Authority, District of Columbia & Virginia, CaterAir International Corp Ser 1991 (AMT) (c)	10.125	09/01/11	251,238

	Florida (18.2%)
500	Alachua County Industrial Development, North Florida Retirement Village Ser 2007	5.25	11/15/17	394,735
800	Alachua County Florida Industrial Development, North Florida Retirement Village Ser 2007	5.875	11/15/36	483,128
1,880	Beacon Lakes, Community Development District Ser 2003 A	6.90	05/01/35	1,334,968
950	Bellalago Educational Facilities Benifits District, Bellalago Chapter School Ser 2004 B	5.80	05/01/34	708,187
645	Brevard County Health Facilities authority, Buena Vida Estates, Inc Ser 2007	6.75	01/01/37	456,531
2,960	Broward County Professional Sports Facilities, Civic Arena Refg Ser 2006 A (AMBAC Insd) (a)	5.00	09/01/23	3,008,000
2,780	Escambia County, Pensacola Care Development Centers Ser 1989	10.25	07/01/11	2,790,313
645	Escambia County, Pensacola Care Development Centers Ser 1989 A	10.25	07/01/11	647,393
1,000	Fiddlers Creek Community Development District # 1 Ser 2005	6.00	05/01/38	619,590
500	Fountainbleau Lakes Community Development District Ser 2007 B (b)	6.00	05/01/15	392,100
750	Grand Bay at Doral Community Development District Ser 2007 A	6.00	05/01/39	385,485
1,000	Lee County Florida Industrial Development Authority Ser 2007 A	5.375	06/15/37	556,530
500	Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Refg Ser 2004	6.75	11/15/21	371,190
1,000	Midtown Miami Community Development District, Parking Garage Ser 2004 A	6.25	05/01/37	635,100
500	Orange County Health Facilities Authority, Orlando Lutheran Towers, Inc Ser 2005	5.70	07/01/26	335,025
2,000	Orange County Health Facilities Authority, Orlando Lutheran Towers, Inc Ser 2007	5.50	07/01/32	1,220,520
1,000	Orange County Health Facilities Authority, Westminister Community Care Services Inc Ser 1999	6.75	04/01/34	752,550
1,000	Pinellas County Health Facilities Authority, Oaks of Clearwater Ser 2004	6.25	06/01/34	826,580
965	Renaissance Commons Community Development District, Ser 2005 A	5.60	05/01/36	568,163
2,860	South Miami Health Facilities Authority, Baptist Health South Florida Obligated Group Ser 2007 (a)	5.00	08/15/32	2,553,623
500	Split Pine Community Development District, Ser 2007 A	5.25	05/01/39	257,850
600	Tolomato Community Development District, Special Assessment Ser 2007	6.55	05/01/27	413,490

				19,711,051

	Georgia (1.2%)
2,000	Atlanta Eastside Ser 2005 B	5.60	01/01/30	1,354,320

	Hawaii (2.0%)
1,000	Hawaii Department of Budget & Finance, Kahala Nui Ser 2003 A	8.00	11/15/33	886,540
1,220	Hawaii Ser 2008 DK (a)	5.00	05/01/23	1,284,750

				2,171,290

	Idaho (0.6%)
1,000	Idaho Health Facilities Authority — Valley Vista Care Corp Refg Ser 2007	6.125	11/15/27	679,390

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE			VALUE
	Illinois (7.7%)
1,000	Bolingbrook Sales Tax Ser 2005	6.25	01/01/24			579,999
750	Bolingbrook, Will & Dupage Counties Special Service Area #2005-1 Ser 2005	5.90	03/01/27			509,813
2,000	Chicago Lake Shore East Ser 2002	6.75	12/01/32			1,353,759
500	Hampshire, Kane County Special Service Area # 18 Crown Development Tamms Farm Ser 2007 A	6.00	03/01/44			252,455
1,000	Illinois Finance Authority, Elmhurst Memorial Healthcare Ser 2008 A	5.625	01/01/37			676,760
1,000	Illinois Finance Authority, Landing at Plymouth Ser 2005 A	6.00	05/15/37			609,580
1,000	Illinois Finance Authority, Luther Oaks Ser 2006 A	6.00	08/15/39			625,800
1,650	Illinois Finance Authority, Montgomery Place Ser 2006 A	5.75	05/15/38			997,607
1,200	Illinois State Toll Highway Authority, 2008 Ser B (a)	5.50	01/01/33			1,230,312
725	Lincolnshire, Service Area #1-Sedgebrook Ser 2004	6.25	03/01/34			456,185
650	Will-Kankakee Regional Development Authority, Senior Estates Supportive Living Ser 2007 (AMT)	7.00	12/01/42			477,549
1,000	Yorkville Special Service Area #2006-113, Cannonball/Beecher Road Ser 2007	5.75	03/01/28			537,120

						8,306,939

	Iowa (1.4%)
750	Iowa Finance Authority Health Care Facilities, Madrid Homes Ser 2007	5.90	11/15/37			464,550
1,000	Iowa Finance Authority, Bethany Life Communities Refg Ser 2006 A	5.55	11/01/41			552,390
785	Jefferson County Hospital Ser 2007 C	5.95	08/01/37			493,569

						1,510,509

	Kansas (0.5%)
900	Olathe Catholic Care Ser 2006 A	6.00	11/15/38			588,366

	Louisiana (1.3%)
795	Lakeshore Villages Master Community Development District, Special Assessment Ser 2007	5.25	07/01/17			604,892
600	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Refg Ser 2007	6.375	12/01/34			404,982
500	St. John Baptist Parish, Marathon Oil Corp. Project, Ser 2007 A	5.125	06/01/37			368,965

						1,378,839

	Maryland (1.5%)
1,000	Maryland Economic Development Corporation, Chesapeake Bay Conference Center Ser 2006 A	5.00	12/01/31			510,720
800	Maryland Health & Higher Educational Facilities Authority, Washington Christian Academy Ser 2006	5.50	07/01/38			412,248
500	Maryland Industrial Development Financing Authority, Our Lady of Good Counsel High School Ser 2005 A	6.00	05/01/35			329,370
750	Maryland State Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2007 Ser A	5.30	01/01/37			393,120

						1,645,458

	Massachusetts (3.2%)
425	Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility Ser 2007 A	5.75	11/15/42			233,372
1,500	Massachusetts Development Finance Agency, Loomis Communities Ser 1999 A	5.75	07/01/23			1,203,405
1,570	Massachusetts Development Finance Agency, New England Center for Children Ser 1998	5.875	11/01/18			1,269,235
1,000	Massachusetts Health & Educational Facilities Authority, The Learning Center for Deaf Children Ser 1999 C	6.125	07/01/29			710,420

						3,416,432

	Michigan (1.5%)
500	Dearborn Economic Development Corp., Henry Ford Village, Inc. Refg Ser 2008	7.00	11/15/28			395,905
2,000	Michigan Tobacco Settlement Finance Authority, Asset Backed Ser 2007 A	6.00	06/01/48			1,178,180

						1,574,085

	Minnesota (1.1%)
600	Minneapolis Health Care System, Fairview Health Services Ser 2008 A	6.75	11/15/32			628,872
750	North Oaks Senior Housing Presbyterian Homes Ser 2007	6.125	10/01/39			559,013

						1,187,885

	Mississippi (0.3%)
400	Mississippi Business Finance Corp., Pollution Control Revenue Refg Ser 1998	5.875	04/01/22			329,356

	Missouri (7.9%)
750	Branson Hills Community Improvement District Ser 2007A	5.50	04/01/27			517,313
500	Branson Regional Airport Transportation Development District Ser 2007 B (AMT)	6.00	07/01/37			307,535
2,000	Des Peres, West County Center Ser 2002	5.75	04/15/20			1,679,320
3,850	Fenton, Gravois Bluffs Redevelopment Refg Ser 2001 A	7.00	10/01/11	(d	)	4,394,543
1,500	Kansas City Industrial Development Agency, Bishop Spencer 2004 Ser A	6.50	01/01/35			1,010,430
250	St. Louis Industrial Development Authority, Ranken-Jordan Project Ser 2007	5.00	11/15/22			150,990
750	St. Louis Industrial Development Authority, St. Andrews Resources for Seniors Ser 2007 A	6.375	12/01/41			510,915

						8,571,046

	Nevada (1.3%)
450	Henderson, Nevada, Local Improvement District #T-18, Ser 2006	5.30	09/01/35			162,270
1,050	Mesquite Nevada Special Improvement District # 07-01 Local Improvement-Anthem at Mesquite Ser 2007	6.00	08/01/23			724,395
1,000	Nevada Department of Business & Industry, Las Vegas Monorail 2nd Tier Ser 2000	7.375	01/01/40			80,000
600	Sparks, Local Improvement District # 3 Legends at Sparks Marina Ser 2008	6.50	09/01/20			495,132

						1,461,797

	New Hampshire (3.6%)
7,160	New Hampshire Housing Finance Authority, Single Family Residential 1983 Ser B	0.00	01/01/15			3,921,674

	New Jersey (4.8%)
1,000	New Jersey Economic Development Authority, Franciscan Oaks Ser 1997	5.70	10/01/17			837,330
730	New Jersey Economic Development Authority, Lions Gate Ser 2005 A	5.875	01/01/37			456,484
700	New Jersey Economic Development Authority, Seashore Gardens Living Center Ser 2006	5.375	11/01/36			391,321
1,000	New Jersey Economic Development Authority, The Presbyterian Home at Montgomery Ser 2001 A	6.375	11/01/31			673,390
2,000	New Jersey Economic Development Authority, United Methodist Homes of New Jersey Ser 1998	5.125	07/01/25			1,220,900
2,000	New Jersey Health Care Facilities Financing Authority, Raritan Bay Medical Center Ser 1994	7.25	07/01/27			1,591,220

						5,170,645

	New York (4.6%)
3,000	Brookhaven Industrial Development Agency, Woodcrest Estates Ser 1998 A (AMT)	6.375	12/01/37			2,179,920
235	Mount Vernon Industrial Development Agency, Meadowview at the Wartburg Ser 1999	6.00	06/01/09			234,022
500	New York City Industrial Development Agency, Civic Facility, Polytechnic University Refg Ser 2007 (ACA Insd)	5.25	11/01/37			372,990

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE			VALUE
1,800	New York City Industrial Development Agency, 7 World Trade Center LLC Ser 2005 A	6.50	03/01/35			1,263,420
1,000	New York Liberty Development Corporation, National Sports Museum, Ser 2006 A	6.125	02/15/19			1,000
1,500	Suffolk County Industrial Development Agency, Medford Hamlet Ser 2006	6.375	01/01/39			955,275

						5,006,627

	North Carolina (0.6%)
400	North Carolina Medical Care Commission Healthcare Facilities, Pennybyrn Ser 2005 A	6.125	10/01/35			256,140
500	North Carolina Medical Care Commission Healthcare Facilities, Southminster Ser 2007 A	5.75	10/01/37			357,420

						613,560

	North Dakota (1.1%)
1,500	Grand Forks 4000 Valley Square Ser 2006	5.30	12/01/34			832,440
500	Ward County, Trinity Ser 2006	5.125	07/01/29			342,840

						1,175,280

	Ohio (2.3%)
1,900	Buckeye Tobacco Settlement Financing Authority, Asset Backed Ser 2007 A-2	5.875	06/01/30			1,204,999
600	Centerville Health Care, Bethany Lutheran Village Continuing Care Facility, Ser 2007 A	6.00	11/01/38			367,020
850	Cuyahoga County Health Care and Independent Living Facilities, Eliza Jennings Senior Care Ser 2007 A	5.75	05/15/27			570,741
450	Tuscarawas County Hospital Facilities, Twin City Hospital Ser 2007	6.35	11/01/37			298,688

						2,441,448

	Oklahoma (0.5%)
650	Chickasaw Nation Health Systems Ser 2007	6.25	12/01/32			509,002

	Pennsylvania (7.0%)
2,300	Allegheny County Hospital Development Authority, West Penn Allegheny Health Ser 2007 A	5.375	11/15/40			1,246,600
1,500	Bucks County Industrial Development Authority, Ann’s Choice Ser 2005 A	6.125	01/01/25			1,085,955
1,000	Chester County Health & Educational Facilities Authority, Jenner’s Pond Inc Ser 2002	7.625	07/01/12	(d	)	1,203,040
500	Fulton County Industrial Development Authority, Fulton County Medical Center Ser 2006	5.875	07/01/31			325,215
750	Harrisburg Authority, Harrisburg University of Science & Technology Ser 2007 B	6.00	09/01/36			569,190
1,000	Montgomery County Industrial Development Authority, Whitemarsh Community Ser 2005	6.25	02/01/35			604,740
1,000	Pennsylvania Economic Development Financing Authority, Reliant Energy Inc Ser 2001 A (AMT)	6.75	12/01/36			799,010
1,200	Pennsylvania Housing Finance Agency Ser 2007-100A (AMT)	5.10	10/01/22			1,172,352
1,000	Washington County, Victory Centre/Tanger Outlet Redevelopment Authority Ser 2006 A	5.45	07/01/35			575,260

						7,581,362

	South Carolina (1.9%)
1,250	Myrtle Beach, Air Force Base Redevelopment Ser 2006 A	5.30	11/01/35			693,738
1,000	South Carolina Jobs — Economic Development Authority, Lutheran Homes Ser 2007	5.625	05/01/42			585,520
750	South Carolina Jobs — Economic Development Authority, Wesley Commons Ser 2006	5.30	10/01/36			414,998
625	South Carolina Jobs — Economic Development authority, Woodlands At Furman Ser 2007 A	6.00	11/15/37			387,900

						2,082,156

	Tennessee (1.6%)
800	Johnson City Health & Educational Facilities, Mountain States Health Alliance, Ser 2006 A	5.50	07/01/31			587,000
500	Shelby County Health, Educational & Housing Facilities Board, Trezevant Manor Ser 2006 A	5.75	09/01/37			313,145
750	Shelby County Health, Educational & Housing Facilities Board, Village at Germantown Ser 2003 A	7.25	12/01/34			555,450
500	Shelby County Health, Educational & Housing Facilities Board, Village at Germantown Ser 2006	6.25	12/01/34			324,525

						1,780,120

	Texas (7.8%)
500	Alliance Airport Authority, Federal Express Corp. Refg Ser 2006 (AMT)	4.85	04/01/21			379,165
2,000	Austin Convention Enterprises Inc, Convention Center Hotel Ser 2006 B	5.75	01/01/34			1,213,400
1,000	Brazos River Authority, Texas Utilities Electric Co Refg Ser 1999 A (AMT)	7.70	04/01/33			552,970
1,000	Decatur Hospital Authority, Wise Regional Health Ser 2004 A	7.125	09/01/34			757,980
1,250	HFDC Central Texas Inc, Legacy at Willow Bend, Ser 2006 A	5.75	11/01/36			725,750
425	Houston City Texas Airport, Continental Airlines, Inc. Terminal E Project, Ser 2001	6.75	07/01/21			323,884
425	Houston City Texas Airport, Continental Airlines, Inc. Terminal E Project, Ser 2001	6.75	07/01/29			302,137
1,000	Lubbock Health Facilities Development Corporation, Carillon Senior Lifecare Ser 2005 A	6.50	07/01/26			737,410
450	Tarrant County Cultural Education Facilities, Northwest Senior Housing Corp., Ser 2006 A	6.00	11/15/36			296,636
3,375	Texas Department of Housing and Community Affairs 2007 Ser B (AMT) (a)	5.15	09/01/27			3,113,107

						8,402,439

	Utah (0.7%)
1,000	Emery County Environmental Improvement, Pacificorp Project, Ser 1996	6.15	09/01/30			750,940

	Virginia (1.5%)
2,000	Peninsula Ports Authority of Virginia, Baptist Homes Ser 2006 C	5.40	12/01/33			1,201,140
700	Peninsula Town Center Community Development Authority Ser 2007	6.45	09/01/37			438,221

						1,639,361

	Washington (1.5%)
650	Port of Seattle Industrial Development Corp., Northwest Airlines, Inc. Project, Ser 2001	7.25	04/01/30			467,103
500	Washington Health Care Facilities Authority, PeaceHealth, Refg Ser 2005 A (MBIA Insd)	7.375	03/01/38			515,685
1,000	Washington Housing Finance Commission, Skyline at First Hill Ser 2007 A	5.625	01/01/38			592,200

						1,574,988

	West Virginia (0.6%)
825	West Virginia Hospital Finance Authority, Thomas Health System, Inc. Ser 2008	6.50	10/01/38			631,331

	Total Tax-Exempt Municipal Bonds
	(Cost $152,011,087)					111,978,291

NUMBER OF
SHARES (000)
	Short-Term Investment (0.0%)
	Investment Company (e)
12	Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class (Cost $11,600)	11,600

	Total Investments (Cost $152,022,687)	111,989,891

PRINCIPAL
AMOUNT IN
THOUSANDS
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held (-5.5%)
$(6,010)	Notes with interest rates ranging from 0.60% to 1.02% at February 28, 2009 and contractual maturities of collateral ranging from 09/01/23 to 01/01/33 (f) (Cost $(6,010,000))		(6,010,000)

	Total Net Investments (Cost $146,012,687) (g)	97.8%	105,979,891
	Other Assets in Excess of Liabilities	2.2	2,402,779

	Net Assets	100.0%	$108,382,670

AMT	Alternative Minimum Tax.

(a)	Underlying security related to inverse floater entered into by the Fund.

(b)	Resale is restricted to qualified institutional investors.

(c)	Joint exemption.

(d)	Prerefunded to call date shown.

(e)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class.

(f)	Floating rate note obligations related to securities held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At February 28, 2009, Fund investments with a value of $11,189,792 are held by the Dealer Trusts and serve as collateral for the $6,010,000 in floating rate note obligations outstanding at that date.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
Bond Insurance:

ACA	ACA Financial Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
MBIA	Municipal Bond Investors Assurance Corporation.

MS Municipal Income Opportunities Trust
Notes to the Portfolio of Investments
FAS 157
02/28/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective June 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at February 28, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$111,989,891	$11,600	$111,978,291	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked- to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Municipal Income Opportunities Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 16, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 16, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 16, 2009

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